Convertible Notes	12 Months Ended
Dec. 31, 2012
Convertible Notes
15.	CONVERTIBLE NOTES

On June 9, 2009, 798 Entertainment, a subsidiary of the Group, issued $10,000 principal amount of the Convertible Notes due on June 8, 2012, to a group of unrelated third party investors (the “Note Holders”). The Convertible Notes were issued at par and bear interest at a rate of 8% per annum, compounded annually. Interest is due on the maturity date and payable in cash.

The key terms of the Convertible Notes are as follows:

Conversion

The Note Holders have the right, at any time on or before the tenth day before the maturity date, to convert the outstanding principal amount, or a portion thereof, into that number of

(i)	798 Entertainment’s Class B Ordinary Shares, par value $0.01 per share at the conversion price of $28.92 per share, or

(ii)	The Company’s shares, par value $0.00002 per share at the conversion price of $0.0793 per share. The total number of the Company’s shares the Note holders convert the notes into cannot be more than 129,941,915, subject to adjustment for forward and reverse stock splits, recapitalization and the like.

The conversion prices will be adjusted if one of the following conditions occurs:

a.	If the Company or 798 Entertainment issues any additional equity security at a price per share (the “New Issuance per share”) that is lower than the conversion price per share then in effect, then the conversion price per share is adjusted to the New Issuance price per share.

b.	Stock splits, combinations and dividends

However, the conversion price will not be adjusted upwards except in the case of stock combinations.

The Convertible Notes will automatically convert into 798 Entertainment’s Class B Ordinary Shares at the conversion price then in effect upon the closing of a Qualified Public Offering of 798 Entertainment. A Qualified Public Offering is defined as an initial public offering of 798 Entertainment’s ordinary shares on an internationally recognized stock exchange outside the PRC, at a price per share in the public offering that values 798 Entertainment at more than $200,000 immediately prior to such public offering.

Dividend premium

In the event the 798 Entertainment declares any dividend or other distribution on 798 Entertainment Class B Ordinary Shares or Ordinary Shares, the Note Holders are entitled to an interest payment (a “Dividend Premium”), payable at the same time when any such dividend or distribution is paid by the 798 Entertainment, in an amount equal to which the Note holders would have received had the convertible notes been converted into the 798 Entertainment’s Class B Ordinary Shares or then into the 798 Entertainment’s Ordinary Shares.

Late charges for due amount of principal and interests

Nine percent (9%) per annum (accrued daily and compounded annually) from the date unpaid amount was due until the same is paid in full.

Interest rate reset

The interest rate of the Convertible Notes will reset from 8% to 20%, exclusive of Dividend Premiums and late charges paid or payable, at the earlier of (i) the occurrence of a default event or (ii) December 9, 2011 if the Qualified Public Offering has not occurred by such date. If either of these two conditions occurs, the Note holders may require 798 Entertainment to redeem all or any portion of the Convertible Notes for cash.

The conversion right to the Company’s ordinary shares, the dividend premium feature, and the interest reset feature, are embedded derivatives that are bifurcated for measurement purposes, and are presented on a combined basis with the Convertible Notes. During the year ended December 31, 2010, the Group recorded a gain of $1,280 for the decrease in the fair value of the derivative liability.

The Note Holders exercised its conversion right on September 8, 2010 and the Convertible Notes were converted into the Company’s ordinary shares and 798 Entertainment’s class B ordinary shares. The carrying amount of the Convertible Notes as of the conversion date was $16,750, which comprised of the principal amount of the Convertible Notes $10,000 less the unamortized discount of $9,999 and the carrying amounts of the conversion rights and interest reset features which were carried at their fair values as of the conversion date for $16,749. As a result of the conversion, 78,814,628 of the Company’s ordinary shares with par value of $0.00002 and 129,668 of 798 Entertainment’s class B ordinary share with par value of $0.01 are issued to the Note Holders.